Washington Mutual Investors Fund
Investment portfolio
July 31, 2024
unaudited

Common stocks 96.58% Energy 4.91%	Shares	Value (000)
Canadian Natural Resources, Ltd.	37,238,942	$1,321,238
Chevron Corp.	7,231,861	1,160,497
ConocoPhillips	2,457,608	273,286
EOG Resources, Inc.	15,420,390	1,955,305
Exxon Mobil Corp.	18,905,565	2,242,011
Halliburton Co.	31,170,215	1,080,983
HF Sinclair Corp.	1,549,468	79,751
Schlumberger NV	13,376,429	645,948
TC Energy Corp.[1]	8,938,391	379,077
		9,138,096
Materials 2.67%
Celanese Corp.[2]	7,768,498	1,096,524
Corteva, Inc.	12,043,733	675,653
Freeport-McMoRan, Inc.	4,498,454	204,275
H.B. Fuller Co.	1,612,937	139,035
Linde PLC	2,882,871	1,307,382
LyondellBasell Industries NV	2,593,633	257,963
Mosaic Co.	5,993,648	178,431
Nucor Corp.	1,992,519	324,661
Rio Tinto PLC (ADR)[1]	4,614,043	300,651
Royal Gold, Inc.	469,839	64,894
Wheaton Precious Metals Corp.	7,182,532	429,228
		4,978,697
Industrials 11.22%
3M Co.	2,544,126	324,503
ABB, Ltd. (ADR)[1]	11,274,762	625,524
BAE Systems PLC (ADR)	4,872,186	325,218
Boeing Co.[3]	3,297,558	628,515
Broadridge Financial Solutions, Inc.	783,768	167,726
Carrier Global Corp.	8,836,580	601,859
Caterpillar, Inc.	5,314,956	1,840,038
CSX Corp.	24,980,466	876,814
Deere & Co.	1,158,444	430,918
Delta Air Lines, Inc.	5,383,090	231,580
Equifax, Inc.	2,846,124	795,122
FedEx Corp.	1,218,710	368,355
General Electric Co.	12,943,155	2,202,925
HEICO Corp.	771,609	186,220
Honeywell International, Inc.	792,967	162,360
Ingersoll-Rand, Inc.	3,362,567	337,602
Johnson Controls International PLC	9,175,870	656,442
L3Harris Technologies, Inc.	4,070,129	923,472
Lennox International, Inc.	150,894	88,047
Lockheed Martin Corp.	310,835	168,448
Washington Mutual Investors Fund — Page 1 of 7

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Northrop Grumman Corp.	3,989,577	$1,932,232
PACCAR, Inc.	3,610,297	356,192
Paychex, Inc.	8,718,321	1,116,119
Republic Services, Inc.	1,181,526	229,594
RTX Corp.	21,080,662	2,476,767
Southwest Airlines Co.	10,061,229	271,049
TransUnion	3,225,040	291,092
Union Pacific Corp.	5,582,057	1,377,261
United Parcel Service, Inc., Class B	1,121,791	146,248
Veralto Corp.	2,340,659	249,421
Waste Connections, Inc.	1,728,053	307,196
Waste Management, Inc.	960,906	194,737
		20,889,596
Consumer discretionary 6.31%
Advance Auto Parts, Inc.	521,357	33,017
Amazon.com, Inc.[3]	564,806	105,607
Chipotle Mexican Grill, Inc.[3]	2,190,250	118,974
D.R. Horton, Inc.	1,997,925	359,487
Darden Restaurants, Inc.[2]	8,138,767	1,190,620
General Motors Co.	19,894,676	881,732
Home Depot, Inc.	6,399,715	2,356,119
Lennar Corp., Class A	1,066,048	188,616
Marriott International, Inc., Class A	1,637,827	372,278
McDonald’s Corp.	2,453,077	651,047
NIKE, Inc., Class B	6,503,669	486,865
Royal Caribbean Cruises, Ltd.	8,994,875	1,409,677
Starbucks Corp.	3,142,394	244,950
TJX Companies, Inc.	5,782,062	653,489
Tractor Supply Co.	1,172,850	308,835
Vail Resorts, Inc.	1,835,904	334,153
YUM! Brands, Inc.[2]	15,529,642	2,062,802
		11,758,268
Consumer staples 8.44%
Altria Group, Inc.	21,189,754	1,038,510
British American Tobacco PLC (ADR)	17,123,999	610,299
Bunge Global SA	1,339,540	140,960
Church & Dwight Co., Inc.	3,197,918	313,428
Coca-Cola Co.	4,043,631	269,872
Constellation Brands, Inc., Class A	6,412,350	1,572,052
Costco Wholesale Corp.	561,619	461,651
Danone (ADR)[1]	26,491,854	345,454
Dollar General Corp.	6,060,716	729,649
General Mills, Inc.	2,490,228	167,194
Hershey Co.	3,200,032	631,942
Kenvue, Inc.	6,355,091	117,506
Keurig Dr Pepper, Inc.	47,633,516	1,632,877
Kimberly-Clark Corp.	1,645,577	222,235
Kraft Heinz Co. (The)	19,510,449	686,963
Mondelez International, Inc., Class A	12,246,533	837,050
Nestlé SA (ADR)	2,111,101	213,200
Philip Morris International, Inc.	33,276,293	3,832,098
Procter & Gamble Co.	4,862,732	781,733
Reckitt Benckiser Group PLC (ADR)[1]	11,152,207	120,444
Washington Mutual Investors Fund — Page 2 of 7

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Sysco Corp.	5,144,902	$394,357
Target Corp.	3,987,065	599,694
		15,719,168
Health care 15.84%
Abbott Laboratories	15,406,313	1,632,145
AbbVie, Inc.	15,747,432	2,918,314
Amgen, Inc.	2,347,354	780,425
AstraZeneca PLC (ADR)	23,690,375	1,875,093
Bristol-Myers Squibb Co.	12,002,001	570,815
CVS Health Corp.	25,328,885	1,528,092
Danaher Corp.	4,957,041	1,373,497
Elevance Health, Inc.	1,686,862	897,461
Eli Lilly and Co.	6,167,375	4,960,235
Gilead Sciences, Inc.	22,525,757	1,713,309
Humana, Inc.	1,392,861	503,672
Johnson & Johnson	2,138,653	337,586
Merck & Co., Inc.	9,119,268	1,031,663
Molina Healthcare, Inc.[3]	258,144	88,097
Novo Nordisk AS, Class B (ADR)	3,940,909	522,683
Pfizer, Inc.	31,587,302	964,676
Regeneron Pharmaceuticals, Inc.[3]	97,677	105,412
UnitedHealth Group, Inc.	10,828,556	6,238,981
Vertex Pharmaceuticals, Inc.[3]	2,623,308	1,300,426
Zoetis, Inc., Class A	808,214	145,511
		29,488,093
Financials 16.03%
American Express Co.	1,416,991	358,555
Aon PLC, Class A	1,730,978	568,644
Apollo Asset Management, Inc.	7,092,861	888,806
Arthur J. Gallagher & Co.	3,509,835	995,003
Bank of America Corp.	12,167,268	490,463
BlackRock, Inc.	2,273,956	1,993,122
Blackstone, Inc.	10,691,054	1,519,733
Brookfield Asset Management, Ltd., Class A	8,341,072	363,921
Canadian Imperial Bank of Commerce[1]	4,935,470	255,115
Capital One Financial Corp.	3,038,776	460,071
Carlyle Group, Inc. (The)	4,815,583	239,527
Chubb, Ltd.	5,977,041	1,647,631
Citizens Financial Group, Inc.	11,759,370	501,772
CME Group, Inc., Class A	3,066,669	594,045
Discover Financial Services	7,558,634	1,088,368
Fifth Third Bancorp	3,856,111	163,268
Goldman Sachs Group, Inc.	646,068	328,868
Intercontinental Exchange, Inc.	3,242,799	491,479
JPMorgan Chase & Co.	14,083,681	2,997,007
KKR & Co., Inc.	12,533,272	1,547,232
Marsh & McLennan Companies, Inc.	19,749,146	4,395,567
Mastercard, Inc., Class A	3,780,562	1,753,084
Morgan Stanley	8,864,253	914,880
MSCI, Inc.	174,834	94,543
Nasdaq, Inc.	4,020,878	272,133
PNC Financial Services Group, Inc.	1,175,817	212,941
S&P Global, Inc.	1,927,676	934,402
Washington Mutual Investors Fund — Page 3 of 7

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Truist Financial Corp.	11,843,555	$529,289
Visa, Inc., Class A	7,260,654	1,928,938
Wells Fargo & Co.	22,222,347	1,318,674
		29,847,081
Information technology 20.64%
Accenture PLC, Class A	1,386,273	458,330
Analog Devices, Inc.	437,471	101,222
Apple, Inc.	18,820,080	4,179,563
Applied Materials, Inc.	6,676,662	1,416,788
ASM International NV (ADR)	466,887	321,036
ASML Holding NV (ADR)	2,552,872	2,391,275
Broadcom, Inc.	71,210,360	11,442,081
Cadence Design Systems, Inc.[3]	691,589	185,111
Intel Corp.	15,235,671	468,345
KLA Corp.	903,570	743,701
Microsoft Corp.	25,524,258	10,678,073
Motorola Solutions, Inc.	2,658,926	1,060,699
NetApp, Inc.	1,594,318	202,447
NVIDIA Corp.	7,511,750	879,025
Oracle Corp.	5,897,355	822,386
Salesforce, Inc.	1,289,634	333,757
SAP SE (ADR)[1]	7,766,717	1,643,437
Synopsys, Inc.[3]	736,934	411,445
Texas Instruments, Inc.	3,402,925	693,550
		38,432,271
Communication services 4.95%
Alphabet, Inc., Class A	6,987,667	1,198,665
Alphabet, Inc., Class C	16,305,314	2,823,265
Comcast Corp., Class A	75,735,309	3,125,596
Deutsche Telekom AG (ADR)[1]	3,790,388	99,270
Electronic Arts, Inc.	2,052,672	309,830
Meta Platforms, Inc., Class A	2,366,187	1,123,537
Verizon Communications, Inc.	6,891,494	279,243
Walt Disney Co. (The)	2,662,069	249,409
		9,208,815
Utilities 3.40%
CenterPoint Energy, Inc.	9,147,757	253,850
Constellation Energy Corp.	7,934,841	1,506,033
Entergy Corp.	2,031,552	235,599
FirstEnergy Corp.	23,653,431	991,315
NextEra Energy, Inc.	2,137,276	163,266
Public Service Enterprise Group, Inc.	4,498,454	358,842
Sempra	19,240,454	1,540,391
Southern Co. (The)	15,428,791	1,288,613
		6,337,909
Real estate 2.17%
American Tower Corp. REIT	2,098,900	462,597
Equinix, Inc. REIT	482,685	381,437
Extra Space Storage, Inc. REIT	6,980,047	1,114,155
Washington Mutual Investors Fund — Page 4 of 7

unaudited
Common stocks (continued) Real estate (continued)	Shares	Value (000)
Prologis, Inc. REIT	3,983,656	$502,140
Welltower, Inc. REIT	14,188,512	1,578,472
		4,038,801
Total common stocks (cost: $102,753,162,000)		179,836,795
Convertible stocks 0.03% Financials 0.03%
Apollo Global Management, Inc., Class A, cumulative convertible preferred shares, 6.75% 7/31/2026	906,506	61,642
Total convertible stocks (cost: $45,325,000)		61,642
Short-term securities 3.41% Money market investments 3.37%
Capital Group Central Cash Fund 5.32%[2,4]	62,739,671	6,273,967
Money market investments purchased with collateral from securities on loan 0.04%
Capital Group Central Cash Fund 5.32%[2,4,5]	539,856	53,986
BlackRock Liquidity Funds – FedFund, Institutional Shares 5.21%[4,5]	3,000,000	3,000
Dreyfus Treasury Obligations Cash Management, Institutional Shares 5.19%[4,5]	3,000,000	3,000
Fidelity Investments Money Market Government Portfolio, Class I 5.22%[4,5]	3,000,000	3,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.21%[4,5]	3,000,000	3,000
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.21%[4,5]	3,000,000	3,000
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 5.23%[4,5]	3,000,000	3,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26%[4,5]	3,000,000	3,000
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.22%[4,5]	1,964,898	1,965
		76,951
Total short-term securities (cost: $6,350,776,000)		6,350,918
Total investment securities 100.02% (cost: $109,149,263,000)		186,249,355
Other assets less liabilities (0.02%)		(45,285)
Net assets 100.00%		$186,204,070
Investments in affiliates2

	Value at 5/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2024 (000)	Dividend or interest income (000)
Common stocks 2.33%
Materials 0.59%
Celanese Corp.	$1,193,729	$—	$365	$93	$(96,933)	$1,096,524	$5,438
Washington Mutual Investors Fund — Page 5 of 7

unaudited
Investments in affiliates2 (continued)

	Value at 5/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2024 (000)	Dividend or interest income (000)
Consumer discretionary 1.74%
YUM! Brands, Inc.	$2,194,316	$—	$717	$238	$(131,035)	$2,062,802	$10,408
Darden Restaurants, Inc.	1,217,193	30,449	418	269	(56,873)	1,190,620	11,104
						3,253,422
Total common stocks						4,349,946
Short-term securities 3.40%
Money market investments 3.37%
Capital Group Central Cash Fund 5.32%[4]	6,398,719	5,258,725	5,383,569	181	(89)	6,273,967	95,485
Money market investments purchased with collateral from securities on loan 0.03%
Capital Group Central Cash Fund 5.32%[4,5]	659	53,327 [6]				53,986	— [7]
Total short-term securities						6,327,953
Total 5.73%				$781	$(284,930)	$10,677,899	$122,435

[1]	All or a portion of this security was on loan. The total value of all such securities was $183,460,000, which represented .10% of the net assets of the fund.
[2]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[3]	Security did not produce income during the last 12 months.
[4]	Rate represents the seven-day yield at 7/31/2024.
[5]	Security purchased with cash collateral from securities on loan.
[6]	Represents net activity.
[7]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads, interest rate volatilities, and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Washington Mutual Investors Fund — Page 6 of 7

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. As of July 31, 2024, all of the fund’s investments were classifed as Level 1.
Key to abbreviation(s)
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP1-001-0924
Washington Mutual Investors Fund — Page 7 of 7